UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Peter Ross, 100 Half Day Road, Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847)295-5000

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1. Reports to Stockholders.

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Annualized Expense Ratio†	Expenses Paid During Period* (1/1/07 to 6/30/07)
Administrative Shares
Actual	$1,000.00	$1,022.30	0.95%	$4.76
Hypothetical (5% return before expenses)	1,000.00	1,020.10	0.95	4.76

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.
*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days) to reflect the one-half year period.

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at market value (Note 1)	$219,516,749
Receivables:
Due from Hewitt Financial Services LLC (Note 2)	984

Total Assets	219,517,733

LIABILITIES
Payables:
Distribution to shareholders	755,143
Accrued Trustees fees	12,854
Accrued Administration fees (Note 2)	278,158
Accrued shareholder servicing fees	124,513
Other accrued expenses	76,240

Total Liabilities	1,246,908

NET ASSETS	$218,270,825

Net assets consist of:
Paid-in capital	$218,270,338
Undistributed net investment income	471
Undistributed net realized gain	16

NET ASSETS	$218,270,825

Shares outstanding	218,268,617

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$7,642,284
Expenses(a)	(99,436)

Net investment income allocated from Master Portfolio	7,542,848

FUND EXPENSES (Note 2)
Administration fees	670,198
Shareholder servicing fees	245,682
Fund accounting & transfer agent fees	47,839
Legal fees	24,375
Audit fees	10,758
Printing costs	27,628
Registration costs	73,676
Trustees fees	16,806

Total fund expenses	1,116,962

Fees reimbursed by Hewitt Associates LLC (Note 2)	(88,241)

Total Net Expenses	1,028,721

NET INVESTMENT INCOME	6,514,127

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	17

Net gain on investments	17

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,514,144

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $43,904.

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,514,127	$9,869,553
Net realized gain	17	58

Net increase in net assets resulting from operations	6,514,144	9,869,611

Distributions to shareholders:
From net investment income
Administrative Shares	(4,368,381)	(6,871,113)
Institutional Shares	(2,145,782)	(3,001,078)

	(6,514,163)	(9,872,191)

Total distributions to shareholders	(6,514,163)	(9,872,191)

Capital share transactions (Note 3):
Net capital share transactions
Administrative Shares	35,224,149	53,584,139
Institutional Shares	(85,966,572)	85,966,589

Net increase (decrease) in net assets resulting from capital share transactions	(50,742,423)	139,550,728

Increase (decrease) in net assets	(50,742,442)	139,548,148
NET ASSETS:
Beginning of period	269,013,267	129,465,119

End of period	$218,270,825	$269,013,267

Undistributed net investment income included in net assets at end of period	$471	$507

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Administrative Shares
	Six months ended Jun. 30, 2007 (Unaudited)		Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Year ended Dec. 31, 2002
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.02		0.04	0.02	0.00	(a)	0.00	(a)	0.01

Total from investment operations	0.02		0.04	0.02	0.00		0.00		0.01

Less distributions from:
Net investment income	(0.02)		(0.04)	(0.02)	(0.00	)(a)	(0.00	)(a)	(0.01)

Total distributions	(0.02)		(0.04)	(0.02)	(0.00)		(0.00)		(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return	2.23	%(b)	4.22%	2.37%	0.49%		0.31%		0.98%

Ratios/Supplemental data:
Net assets, end of period (000s)	$218,271		$183,047	$129,465	$93,373		$89,976		$77,505
Ratio of net expenses to average net assets(c)	0.95%		0.95%	0.95%	0.95%		0.95%		0.95%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(c)	1.04%		1.06%	1.15%	1.18%		1.19%		1.34%
Ratio of net investment income to average net assets(c)	4.45%		4.17%	2.41%	0.50%		0.30%		0.98%
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses(c)	4.36%		4.06%	2.21%	0.27%		0.06%		0.59%

(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Summary of Significant Accounting Policies

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

As of June 24, 2007, all of the shareholders of the Institutional share class had redeemed their shares. The Institutional share class is no longer offered to the public.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the percentage of net assets of the Master Portfolio held by the Fund (0.86% as of June 30, 2007).

The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Federal Income Taxes

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2007.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)—Continued

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

2. Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Hewitt Associates has contractually agreed to waive its fees or absorb expenses of the Fund to the extent necessary so that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, do not exceed 0.95% of the average daily net assets of the Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six months ended June 30, 2007, Hewitt Associates reimbursed the Fund $88,241 for expenses related to this agreement.

Hewitt Associates and Barclays Global Investors N.A. (“BGI”) have entered into a sub-administration agreement, pursuant to which BGI provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Hewitt Associates pays BGI a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC serves as the Distributor of the Fund. Hewitt Financial Services LLC does not receive a fee from the Fund for its distribution services.

Hewitt Financial Services LLC also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, Hewitt Financial Services LLC is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through Hewitt Financial Services LLC. In addition, Hewitt Financial Services LLC sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays Hewitt Financial Services LLC a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Money Market Master Portfolio, which is a series of the Master Investment Portfolio. The Money Market Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. Barclays Global Fund Advisors, Inc. serves as the Portfolio’s investment advisor. As such, the Trust does not itself have an investment adviser.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)—Continued

3. Capital Share Transactions

As of June 30, 2007, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund were as follows:

Administrative Shares

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	100,308,385	$100,308,385	138,970,086	$138,970,086
Shares issued in reinvestments of dividends	4,296,826	4,296,826	6,546,662	6,546,662
Shares redeemed	(69,381,062)	(69,381,062)	(91,932,609)	(91,932,609)

Net increase	35,224,149	$35,224,149	53,584,139	$53,584,139

Institutional Shares

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006(a)
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	61,737,579	$61,737,579	138,003,119	$139,003,119
Shares issued in reinvestments of dividends	2,197,153	2,197,153	2,638,058	2,638,058
Shares redeemed	(149,901,321)	(149,901,304)	(55,674,588)	(55,674,588)

Net increase (decrease)	(85,966,589)	$(85,966,572)	85,966,589	$85,966,589

(a)	For the period from April 12, 2006 (commencement of operations) to December 31, 2006.

4. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Fund did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

The Fund filed with the Securities and Exchange Commission Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2007. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the SEC’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

MONEY MARKET MASTER PORTFOLIO

June 30, 2007 (Unaudited)

Schedule of Investments

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—2.02%
Credit Suisse First Boston NY
5.43%, 08/21/07	$15,000,000	$15,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
5.34%, 07/25/07	75,000,000	75,000,000
5.36%, 11/13/07	70,000,000	70,000,000
Societe Generale
5.27%, 05/14/08	65,000,000	65,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $515,000,000)		515,000,000

COMMERCIAL PAPER—43.40%
Amstel Funding Corp.
5.28%, 07/20/07(a)	250,000,000	249,266,667
Amsterdam Funding Corp.
5.30%, 07/06/07(a)	200,000,000	199,823,333
Asscher Finance Corp.
5.23%, 12/03/07(a)	150,400,000	146,994,694
Atlantis One Funding
5.24%, 07/30/07(a)	225,400,000	224,415,753
Beta Finance Inc.
5.24%, 07/30/07(a)	49,000,000	48,786,033
CAFCO LLC
5.27%, 08/21/07(a)	100,000,000	99,239,500
CC USA Inc.
5.24%, 08/01/07(a)	57,000,000	56,734,506
Chariot Funding LLC
5.28%, 07/09/07(a)	151,694,000	151,493,764
5.28%, 07/10/07(a)	129,289,000	129,099,376
5.28%, 07/12/07(a)	75,334,000	75,201,412
5.28%, 07/13/07(a)	101,450,000	101,256,386
5.29%, 07/16/07(a)	342,173,000	341,368,514
Charta LLC
5.27%, 08/20/07(a)	250,000,000	248,133,542
Cheyne Finance LLC
5.15%, 10/10/07(a)	20,000,000	19,708,166
5.17%, 10/24/07(a)	50,000,000	49,167,056
5.17%, 11/05/07(a)	25,000,000	24,540,889
5.24%, 07/18/07(a)	50,000,000	49,869,000
Cobbler Funding Ltd.
5.32%, 07/16/07(a)	60,000,000	59,858,133
Concord Minutemen Capital Co. LLC
5.19%, 08/15/07(a)	26,293,000	26,118,633
5.21%, 08/28/07(a)	125,000,000	123,932,673
5.24%, 07/12/07(a)	50,000,000	49,912,667
5.29%, 07/10/07(a)	271,466,000	271,067,096
5.29%, 07/11/07(a)	252,085,000	251,677,532
Crown Point Capital Co. LLC
5.14%, 10/05/07(a)	20,000,000	19,723,012
5.19%, 10/19/07(a)	120,535,000	118,606,139
5.28%, 07/09/07(a)	135,623,000	135,443,978
5.30%, 07/12/07(a)	95,943,000	95,773,501
Cullinan Finance Corp.
5.16%, 10/26/07(a)	75,000,000	73,731,500
5.24%, 07/23/07(a)	50,000,000	49,832,611
5.24%, 07/25/07(a)	115,700,000	115,278,981
5.24%, 07/30/07(a)	100,000,000	99,563,333
Edison Asset Securitization LLC
5.27%, 08/22/07(a)	50,000,000	49,612,069
Falcon Asset Securitization
5.27%, 08/01/07(a)	101,000,000	100,526,422
5.29%, 07/16/07(a)	100,000,000	99,765,111
Five Finance Inc.
5.24%, 07/25/07(a)	54,229,000	54,031,667
5.24%, 07/27/07(a)	30,000,000	29,882,100
General Electric Capital Corp.
5.05%, 09/07/07	40,000,000	39,612,833
5.12%, 09/18/07	75,000,000	74,146,667
5.15%, 10/19/07	75,000,000	73,809,063
5.19%, 07/16/07	20,000,000	19,953,866

MONEY MARKET MASTER PORTFOLIO

June 30, 2007 (Unaudited)

Schedule of Investments—Continued

Security	Face Amount	Value
Giro Multi-Funding Corp.
5.30%, 07/09/07(a)	$150,000,000	$149,801,063
5.30%, 07/13/07(a)	150,000,000	149,712,917
Grampian Funding LLC
5.18%, 07/06/07(a)	50,000,000	49,956,833
Harrier Finance Funding LLC
5.16%, 10/25/07(a)	25,000,000	24,580,750
5.17%, 10/29/07(a)	128,431,000	126,199,261
Jupiter Securitization Corp.
5.28%, 07/13/07(a)	75,334,000	75,190,227
5.28%, 08/03/07(a)	101,677,000	101,170,451
5.29%, 07/12/07(a)	100,000,000	99,823,667
5.29%, 07/20/07(a)	151,697,000	151,251,179
KKR Pacific Funding Trust
5.29%, 07/11/07(a)	105,709,000	105,538,133
5.32%, 07/17/07(a)	250,000,000	249,371,355
Lexington Parker Capital Co. LLC
5.12%, 02/22/08(a)	156,121,000	150,858,681
5.24%, 07/25/07(a)	42,030,000	41,877,057
5.28%, 07/09/07(a)	202,326,000	202,058,929
Nationwide Building Society
5.18%, 10/15/07(a)	30,000,000	29,538,117
5.21%, 08/08/07(a)	100,000,000	99,435,583
Natixis
5.17%, 11/08/07(a)	25,000,000	24,530,129
Nestle Capital Corp.
5.19%, 08/09/07	15,000,000	14,913,500
Scaldis Capital LLC
5.17%, 10/26/07(a)	45,061,000	44,297,391
5.28%, 07/09/07(a)	412,000,000	411,456,160
Sedna Finance Inc.
5.24%, 07/27/07(a)	100,000,000	99,607,000
5.24%, 07/30/07(a)	50,000,000	49,781,667
Sigma Finance Inc.
5.09%, 01/10/08	90,000,000	87,528,925
5.09%, 02/12/08(a)	100,000,000	96,793,625
5.10%, 01/10/08(a)	60,000,000	58,352,617
5.16%, 10/23/07(a)	100,000,000	98,351,667
5.16%, 10/26/07(a)	100,000,000	98,308,667
5.17%, 11/01/07(a)	75,000,000	73,665,709
5.20%, 12/03/07(a)	250,000,000	244,372,084
Simba Funding Corp.
5.27%, 08/17/07(a)	170,909,000	169,709,219
5.27%, 08/20/07(a)	617,507,000	612,899,262
Societe Generale North America Inc.
5.10%, 08/13/07	140,000,000	139,128,189
5.16%, 11/05/07	100,000,000	98,163,556
Solitaire Funding Ltd.
5.16%, 10/26/07(a)	100,000,000	98,308,666
5.24%, 07/30/07(a)	143,000,000	142,375,566
5.28%, 07/09/07(a)	370,000,000	369,511,138
Sydney Capital Corp.
5.28%, 08/20/07(a)	46,940,000	46,588,889
5.29%, 07/03/07(a)	108,140,000	108,092,328
5.29%, 07/18/07(a)	222,260,000	221,672,122
Tango Finance Corp.
5.24%, 07/23/07(a)	37,000,000	36,876,132
Thames Asset Global Securitization No. 1 Inc.
5.24%, 08/14/07(a)	70,961,000	70,496,206
5.29%, 07/16/07(a)	79,154,000	78,967,900
5.29%, 07/18/07(a)	246,708,000	246,056,009
5.29%, 07/23/07(a)	49,282,000	49,115,441
Thornburg Mortgage Capital Resources LLC
5.28%, 07/18/07(a)	69,000,000	68,817,840
5.29%, 07/20/07(a)	100,000,000	99,706,111
5.31%, 07/10/07(a)	213,496,000	213,181,093
Ticonderoga Master Funding Ltd.
5.28%, 07/17/07(a)	75,429,000	75,240,930
Tulip Funding Corp.
5.29%, 07/05/07(a)	262,139,000	261,946,401

MONEY MARKET MASTER PORTFOLIO

June 30, 2007 (Unaudited)

Schedule of Investments—Continued

Security	Face Amount	Value
UBS Finance Delaware LLC
5.17%, 11/09/07	$100,000,000	$98,104,334
5.20%, 07/17/07	120,000,000	119,705,616
WhistleJacket Capital Ltd.
5.21%, 12/12/07(a)	25,679,000	25,065,807
White Pine Finance LLC
5.22%, 12/10/07(a)	22,879,000	22,338,773
5.24%, 08/09/07(a)	20,977,000	20,854,867
5.24%, 08/10/07(a)	25,537,000	25,384,601
Zela Finance Inc.
5.23%, 12/07/07(a)	100,000,000	97,677,778

TOTAL COMMERCIAL PAPER (Cost: $11,071,266,296)		11,071,266,296

MEDIUM-TERM NOTES—4.33%
Asscher Finance Corp.
5.42%, 06/25/08(a)	100,000,000	100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)	100,000,000	99,995,489
5.40%, 02/05/08(a)	25,000,000	25,000,000
Dorada Finance Inc.
5.32%, 05/29/08(a)	115,000,000	114,994,739
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)	130,000,000	130,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sedna Finance Inc.
5.33%, 02/29/08(a)	100,000,000	100,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)	150,000,000	149,985,204

TOTAL MEDIUM-TERM NOTES (Cost: $1,104,975,432)		1,104,975,432

REPURCHASE AGREEMENTS—14.02%
Banc of America Securities LLC Tri-Party 5.40%, dated 6/29/07, due 7/2/07, maturity value $300,135,000 (collateralized by non-U.S. government debt securities, value $315,000,000, 0.00% to 7.80%, 4/22/13 to 1/15/49).	300,000,000	300,000,000
Banc of America Securities LLC Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $94,042,535 (collateralized by non-U.S. government debt securities, value $96,820,001, 5.13% to 7.55%, 11/1/10 to 11/15/23).	94,000,000	94,000,000
Bank of America N.A. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $40,017,833 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 5/1/35).	40,000,000	40,000,000

MONEY MARKET MASTER PORTFOLIO

June 30, 2007 (Unaudited)

Schedule of Investments—Continued

Security	Face Amount	Value
Bank of America N.A. Tri-Party 5.37%, dated 6/29/07, due 7/2/07, maturity value $290,129,775 (collateralized by U.S. government obligations, value $295,800,001, 5.00% to 5.50%, 6/1/33 to 3/1/34).	$290,000,000	$290,000,000
Bear Stearns Companies Inc. (The) Tri-Party 5.40%, dated 6/29/07, due 7/2/07, maturity value $175,570,971 (collateralized by U.S. government obligations, value $179,311,274, 4.00% to 15.00%, 12/1/07 to 7/1/37).	175,492,000	175,492,000
Bear Stearns Companies Inc. (The) Tri-Party 5.44%, dated 6/29/07, due 7/2/07, maturity value $150,068,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $153,021,101, 3.02% to 9.13%, 8/15/08 to 3/1/47).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $150,067,875 (collateralized by non-U.S. government debt securities, value $156,460,175, 5.88% to 7.20%, 4/17/09 to 9/15/26).	150,000,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.49%, dated 6/29/07, due 7/2/07, maturity value $160,073,200 (collateralized by non-U.S. government debt securities, value $180,620,805, 0.00%, 1/28/34 to 6/25/37).	160,000,000	160,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.53%, dated 6/29/07, due 7/2/07, maturity value $310,142,858 (collateralized by non-U.S. government debt securities, value $349,992,607, 0.00%, 1/28/34 to 6/25/37).	310,000,000	310,000,000

MONEY MARKET MASTER PORTFOLIO

June 30, 2007 (Unaudited)

Schedule of Investments—Continued

Security	Face Amount	Value
Goldman Sachs Co. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $103,000,001, 5.67% to 5.72%, 5/15/33 to 12/15/36).	$100,000,000	$100,000,000
Goldman Sachs Co. Tri-Party 5.42%, dated 6/29/07, due 7/2/07, maturity value $12,112,468 (collateralized by non-U.S. government debt securities, value $13,537,651, 7.32% to 7.42%, 4/15/10 to 7/25/35).	12,107,000	12,107,000
Greenwich Capital Markets Inc. Tri-Party 5.53%, dated 6/29/07, due 7/2/07, maturity value $450,207,375 (collateralized by non-U.S. government debt securities, value $495,788,063, 0.00% to 7.34%, 2/1/34 to 4/1/37).	450,000,000	450,000,000
HSBC Securities Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $100,045,250 (collateralized by non-U.S. government debt securities, value $105,101,038, 6.00% to 7.98%, 4/25/37 to 5/25/37).	100,000,000	100,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.35%, dated 6/29/07, due 7/2/07, maturity value $100,044,583 (collateralized by U.S. government obligations, value $102,000,410, 3.33% to 9.74%, 1/1/09 to 6/1/44).	100,000,000	100,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.43%, dated 6/29/07, due 8/30/07, maturity value $201,870,333 (collateralized by non-U.S. government debt securities, value $210,007,938, 0.00% to 8.06%, 8/15/08 to 10/15/49).(b)	200,000,000	200,000,000

MONEY MARKET MASTER PORTFOLIO

June 30, 2007 (Unaudited)

Schedule of Investments—Continued

Security	Face Amount	Value
Lehman Brothers Holdings Inc. Tri-Party 5.46%, dated 6/29/07, due 8/30/07, maturity value $126,175,417 (collateralized by non-U.S. government debt securities, value $131,254,724, 5.10% to 6.66%, 1/11/35 to 4/25/46).(b)	$125,000,000	$125,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.43%, dated 6/29/07, due 7/2/07, maturity value $100,045,250 (collateralized by non-U.S. government debt securities, value $103,003,959, 5.13% to 6.05%, 6/15/12 to 4/15/16).	100,000,000	100,000,000
Morgan Stanley Tri-Party 5.58%, dated 6/29/07, due 7/4/08, maturity value $338,352,000 (collateralized by non-U.S. government debt securities, value $352,599,279, 0.00% to 10.25%, 7/2/07 to 10/12/52).(b)	320,000,000	320,000,000
Wachovia Capital Tri-Party 5.45%, dated 6/29/07, due 7/2/07, maturity value $400,181,667 (collateralized by non-U.S. government debt securities, value $420,000,001, 0.00% to 8.32%, 11/20/08 to 12/12/49).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $3,576,599,000)		3,576,599,000

TIME DEPOSITS—0.75%
Deutsche Bank AG
5.34%, 07/02/07	189,247,000	189,247,000

TOTAL TIME DEPOSITS (Cost: $189,247,000)		189,247,000

VARIABLE & FLOATING RATE NOTES—35.31%
Aire Valley Mortgages PLC Series 2007-1A Class 1A1
5.31%, 04/21/08(a)	75,000,000	75,000,000
Allstate Life Global Funding II
5.32%, 07/03/08	55,000,000	54,999,644
5.35%, 07/25/08(a)	140,000,000	140,031,671
5.36%, 06/13/08(a)	65,000,000	65,028,577
5.39%, 07/08/08(a)	67,000,000	67,046,427
5.40%, 06/13/08(a)	80,000,000	80,054,076
American Express Bank
5.33%, 05/16/08	247,500,000	247,563,455
American Express Credit Corp.
5.42%, 03/05/08	30,000,000	30,023,091

MONEY MARKET MASTER PORTFOLIO

June 30, 2007 (Unaudited)

Schedule of Investments—Continued

Security	Face Amount	Value
ANZ National International Ltd.
5.32%, 07/03/08(a)	$75,000,000	$75,000,000
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 05/19/08(a)	75,000,000	75,001,319
ASIF Global Financing
5.34%, 06/23/08(a)	75,000,000	74,997,897
Australia & New Zealand Banking Group Ltd.
5.34%, 06/20/08(a)	100,000,000	100,017,775
Bank of Ireland
5.30%, 06/18/08(a)	70,000,000	69,999,876
5.32%, 06/18/08(a)	145,000,000	145,013,219
Beta Finance Inc.
5.32%, 07/17/07(a)	100,000,000	99,999,680
5.35%, 07/25/07(a)	85,000,000	85,001,405
BMW US Capital LLC
5.30%, 07/03/08	30,000,000	30,001,299
5.34%, 06/13/08(a)	200,000,000	200,060,666
BNP Paribas
5.35%, 05/19/08(a)	185,000,000	185,000,970
Brigantine High Grade Funding Ltd. 2006-1A Class A1A
5.35%, 09/05/07(a)	144,000,000	143,992,854
CC USA Inc.
5.35%, 07/30/07(a)	50,000,000	49,998,550
Commodore CDO Ltd. 2003-2A Class A1MM
5.44%, 12/12/07(a)	37,058,519	37,058,519
Credit Agricole SA
5.33%, 05/23/08(a)	100,000,000	99,991,055
Cullinan Finance Corp.
5.30%, 01/15/08(a)	75,000,000	74,995,975
DEPFA Bank PLC
5.42%, 03/14/08(a)	200,000,000	200,041,946
Dorada Finance Inc.
5.32%, 07/17/07(a)	60,000,000	59,999,678
Fifth Third Bancorp
5.32%, 06/20/08(a)	200,000,000	200,033,379
Florida Heart Group PA/Florida Heart Group Holdings
5.32%, 07/06/07	8,540,000	8,540,000
General Electric Capital Corp.
5.28%, 07/23/08	60,000,000	60,003,470
5.45%, 07/09/07	45,000,000	45,001,593
Granite Master Issuer PLC Series 2005-3 Class A
5.29%, 08/20/07	350,000,000	350,003,814
Great America Leasing Receivables Series 2006-1 Class A1
5.40%, 11/15/07(a)	3,964,776	3,964,776
Guiding Light Church
5.32%, 07/06/07	10,400,000	10,400,000
Harrier Finance Funding LLC
5.29%, 08/07/07(a)	50,000,000	49,998,952
5.33%, 07/20/07(a)	25,000,000	25,000,230
5.33%, 07/25/07(a)	15,000,000	15,000,187
5.33%, 08/13/07(a)	30,000,000	30,000,709
5.36%, 08/15/07	50,000,000	50,001,680
Hartford Life Global Funding Trust
5.36%, 06/13/08	100,000,000	100,034,515
5.40%, 07/13/07	50,000,000	50,000,706
HBOS Treasury Services PLC
5.43%, 04/24/08(a)	150,000,000	150,067,599
Holmes Financing PLC Series 10A Class 1A
5.29%, 07/16/07(a)	175,000,000	175,000,000

MONEY MARKET MASTER PORTFOLIO

June 30, 2007 (Unaudited)

Schedule of Investments—Continued

Security	Face Amount	Value
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.30%, 10/15/07(a)	$82,000,000	$82,000,000
ING USA Annuity & Life Insurance Co.
5.43%, 01/10/08(a)(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.32%, 07/06/07(a)	46,000,000	46,000,000
JP Morgan Securities Inc.
5.47%, 07/27/07	100,000,000	100,000,000
5.47%, 11/16/07	300,000,000	300,000,000
5.52%, 07/27/07(b)	200,000,000	200,000,000
JPMorgan Chase & Co.
5.29%, 07/02/08	150,000,000	150,000,617
Kestrel Funding LLC
5.30%, 07/11/07(a)	25,000,000	24,999,920
Kommunalkredit Austria AG
5.32%, 07/09/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.32%, 07/06/07(a)	9,800,000	9,800,000
Leafs LLC
5.32%, 01/22/08(a)	96,353,716	96,353,716
5.32%, 02/20/08(a)	49,355,781	49,355,781
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
5.30%, 04/24/08(a)	112,040,250	112,040,250
Marshall & Ilsley Bank
5.32%, 06/13/08	115,000,000	115,009,360
Master Funding LLC
5.35%, 10/25/07(a)	109,564,000	109,564,000
5.35%, 11/26/07	71,442,000	71,442,000
Merrill Lynch & Co. Inc.
5.52%, 11/26/07(b)	170,000,000	170,000,000
MetLife Insurance Co. of Connecticut
5.44%, 08/17/07(a)(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I
5.31%, 07/21/08(a)	75,000,000	75,000,000
5.35%, 07/03/08(a)	150,000,000	150,061,748
5.41%, 07/14/08(a)	40,000,000	40,043,948
Metropolitan Life Insurance Co.
5.44%, 07/18/07(a)(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding
5.43%, 02/01/08(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.33%, 07/15/08(a)	125,000,000	125,021,417
5.35%, 06/09/08(a)	100,000,000	100,005,916
Nationwide Building Society
5.37%, 07/03/08(a)	100,000,000	100,055,866
5.44%, 07/27/08(a)	315,000,000	315,181,229
5.48%, 07/20/07(a)	60,000,000	60,005,338
Newcastle CDO Ltd. Series 2005-6A Class IM1
5.34%, 04/24/08(a)	35,250,000	35,235,881
Newcastle CDO Ltd. Series 2005-6A Class IM2
5.34%, 01/24/08(a)	65,000,000	64,989,588
Nordea Bank AB
5.33%, 06/10/08(a)	75,000,000	75,000,000
Northern Rock PLC
5.38%, 05/02/08(a)	190,000,000	190,082,176
Pricoa Global Funding I
5.31%, 06/27/08(a)	200,000,000	200,004,028
Royal Bank of Canada
5.29%, 07/03/08(a)	200,000,000	200,000,000

MONEY MARKET MASTER PORTFOLIO

June 30, 2007 (Unaudited)

Schedule of Investments—Continued

Security	Face Amount	Value
Sedna Finance Inc.
5.33%, 11/15/07(a)	$78,000,000	$77,995,411
5.34%, 08/21/07(a)	100,000,000	100,001,111
Skandinaviska Enskilda Banken
5.32%, 07/17/08(a)	150,000,000	150,017,259
Societe Generale
5.31%, 07/01/08(a)	30,000,000	30,000,000
Strips III LLC
5.37%, 07/24/07(a)	17,676,900	17,676,900
5.37%, 08/24/07(a)	12,880,499	12,880,499
Tango Finance Corp.
5.33%, 07/16/07(a)	55,000,000	55,000,011
Trap Rock Industry Inc.
5.32%, 07/06/07(a)	18,860,000	18,860,000
Union Hamilton Special Funding LLC
5.36%, 09/28/07(a)	150,000,000	150,000,000
5.36%, 12/17/07	50,000,000	50,000,000
5.36%, 12/21/07	40,000,000	40,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.31%, 07/25/07(a)	73,771,690	73,771,690
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.31%, 07/25/07(a)	86,324,944	86,324,944
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
5.32%, 07/15/08(a)	54,273,000	54,273,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.34%, 07/15/08(a)	187,623,000	187,623,000
Wells Fargo & Co.
5.33%, 06/13/08(a)	50,000,000	50,023,676
Westpac Banking Corp.
5.42%, 07/11/08	70,000,000	70,000,000
White Pine Finance LLC
5.29%, 06/02/08(a)	70,000,000	69,987,106
5.30%, 06/20/08(a)	75,000,000	74,991,076
5.32%, 08/20/07(a)	85,000,000	84,995,035
5.32%, 05/19/08(a)	37,000,000	36,991,997
Wind Master Trust Series 2005-J2A Class A2
5.31%, 07/25/07(a)	65,000,000	65,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $9,007,636,728)		9,007,636,728

TOTAL INVESTMENTS IN SECURITIES—99.83% (Cost: $25,464,724,456)		25,464,724,456

Other Assets, Less Liabilities— 0.17%		44,069,826

NET ASSETS—100.00%		$25,508,794,282

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

June 30, 2007

Portfolio Allocation (Unaudited)

Asset Type	Value	% of Net Assets
Commercial Paper	$11,071,266,296	43.40%
Variable & Floating Rate Notes	9,007,636,728	35.31
Repurchase Agreements	3,576,599,000	14.02
Medium-Term Notes	1,104,975,432	4.33
Certificates of Deposit	515,000,000	2.02
Time Deposits	189,247,000	0.75
Other Net Assets	44,069,826	0.17

TOTAL	$25,508,794,282	100.00%

This table is not part of the financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$21,888,125,456
Repurchase agreements, at value and cost (Note 1)	3,576,599,000

Total value of investments	25,464,724,456
Cash	808
Receivables:
Interest	45,484,427

Total Assets	25,510,209,691

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,388,263
Accrued expenses (Note 2)	27,146

Total Liabilities	1,415,409

NET ASSETS	$25,508,794,282

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$331,496,987

Total investment income	331,496,987

EXPENSES (Note 2)
Investment advisory fees	6,162,442
Professional fees	27,406
Independent trustees’ fees	19,285

Total expenses	6,209,133
Less expense reductions (Note 2)	(1,895,412)

Net expenses	4,313,721

NET INVESTMENT INCOME	327,183,266

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	41

Net realized gain	41

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$327,183,307

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$327,183,266	$326,145,594
Net realized gain	41	1,615

Net increase in net assets resulting from operations	327,183,307	326,147,209

Interestholder transactions:
Contributions	32,113,075,932	38,273,990,665
Withdrawals	(13,856,429,846)	(37,977,755,985)

Net increase in net assets resulting from interestholder transactions	18,256,646,086	296,234,680

Increase in net assets	18,583,829,393	622,381,889
NET ASSETS:
Beginning of period	6,924,964,889	6,302,583,000

End of period	$25,508,794,282	$6,924,964,889

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1. Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

Security Transactions And Income Recognition

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)—Continued

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2007, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. Agreements and Other Transactions With Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGFA waived and/or credited investment advisory fees in the amount of $1,895,412 for the Master Portfolio.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)—Continued

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Master Portfolio did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolio’s financial statement disclosures.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)—Continued

4. Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Ratio of expenses to average net assets(a)	0.07%		0.08%	0.05%	0.05%	0.10%	0.10%
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.10%	0.10%	0.10%	n/a	n/a
Ratio of net investment income to average net assets(a)	5.31%		4.99%	3.27%	1.40%	1.15%	1.80%
Total return	2.66	%(b)	5.13%	3.28%	1.39%	1.16%	1.84%

(a)	Annualized for periods of less than one year.
(b)	Not annualized.

MONEY MARKET MASTER PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of Money Market Master Portfolio (the “Master Portfolio”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 14-15, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalize on BGFA’s core competencies, including the effective use of integrated portfolio management and trading expertise and proprietary technology that provides real-time access to performance, analytics and risk. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the investment performance of other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objectives. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and supported the Board’s approval of the Advisory Contract for the coming year.

Master Portfolio’s Expenses and Performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other funds registered under the 1940 Act, objectively selected solely by Lipper, as comprising the Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical

MONEY MARKET MASTER PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)—Continued

information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and ten-year (or since inception) periods ended December 31, 2006, as applicable, and as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Money Market Fund than to the Master Portfolio, which is not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio outperformed the median performance of the funds in its Lipper Performance Group over relevant periods. The Board noted that the advisory fee for the Master Portfolio was generally in line with or lower than the advisory fee rates of the funds in its Lipper Expense Group. The Board also noted that overall expenses for the Master Portfolio were lower than the overall expenses for the funds in its Lipper Expense Group, both net and gross of BGFA’s voluntary waiver of advisory fee amounts for the Master Portfolio during the year ended December 31, 2006 and BGFA’s agreement to contractually waive a portion of its advisory fee for the Master Portfolio, from May 1, 2006 through April 30, 2009. Based on this review, the Board concluded that the investment advisory fee and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

Costs of Services Provided to Master Portfolio and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolio, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board analyzed the Master Portfolio’s expenses, including the investment advisory fees paid to BGFA. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolio. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

Economies of Scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception and noted BGFA’s agreement to contractually waive a portion of its advisory fee for the Master Portfolio, as discussed above. The Board also noted the difficulty of considering the potential for economies of scale based on advisory

MONEY MARKET MASTER PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)—Continued

services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that BGFA and its affiliates are profitable with respect to the Master Portfolio while providing services at a loss to certain other series of MIP, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increase. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the Master Portfolio’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act and collective funds (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Master Portfolio’s Advisory Contract was within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rate for the Master Portfolio and the investment management fee rates for the collective funds appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the collective funds. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as payment of administration fees to BGI, MIP’s administrator. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that the Master Portfolio may, but generally does not, participate in securities lending activities and generally does not execute transactions with affiliated brokers, as do other series of MIP. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Hewitt Series Trust

Hewitt Money Market Fund

Semi-Annual Report

June 30, 2007

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not have procedures by which shareholders may recommend nominees to the Board of Trustees of Hewitt Series Trust.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

	(3)	Not applicable.

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ E. Scott Peterson
E. Scott Peterson
President

Date:	8/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ E. Scott Peterson
E. Scott Peterson
President

Date:	8/27/07

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date:	8/27/07